Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Sales	$ 268,733	$ 396,392	$ 709,228	$ 1,674,315	$ 3,099,608	$ 1,817,302
Cost of sales	(401,498)	(385,883)	(630,108)	(961,845)	(1,441,696)	(1,946,900)
Gross profit	(132,765)	10,509	79,120	712,470	1,657,912	(129,598)
Operating Expenses
Selling and marketing	125,369	59,901	236,807	157,803	317,404	347,808
General and administrative	1,551,710	2,038,116	2,929,434	3,990,391	6,423,540	7,014,919
Depreciation and amortization	62,579	82,679	112,159	89,418	171,749	193,065
Total operating expenses	1,739,658	2,180,696	3,278,400	4,237,612	6,912,693	7,555,792
Loss from Operations	(1,872,423)	(2,170,187)	(3,199,280)	(3,525,142)	(5,254,781)	(7,685,390)
Other Expense
Interest expense, net	105,406	336,588	227,029	406,747	611,297	320,571
Gain on sale of investment in subsidiary						(199,200)
Loss (gain) on foreign currency translation	15,189		(32,334)		(187,660)
Total other expense	120,595	336,588	194,695	406,747	423,637	121,371
Loss from Continuing Operations					(5,678,418)	(7,806,761)
Loss from Discontinued Operations						(105,751)
Net Loss	(1,993,018)	(2,506,775)	(3,393,975)	(3,931,889)	(5,678,418)	(7,912,512)
Net loss attributable to non-controlling interest	46,409		46,409
Series B preferred stock dividends	(179,770)	(157,522)	(357,565)	(313,313)	(724,108)	(345,079)
Net Loss Attributable to Common Stockholders	$ (2,126,379)	$ (2,664,297)	$ (3,705,131)	$ (4,245,202)	$ (6,402,526)	$ (8,257,591)
Net Loss per Basic and Diluted Common Share:
Loss from continuing operations					$ (0.14)	$ (0.19)
Loss from discontinued operations
Net Loss per Common Share	$ (0.04)	$ (0.06)	$ (0.07)	$ (0.10)	$ (0.14)	$ (0.19)
Weighted Average Number of Common Shares Outstanding:
Basic and Diluted	52,276,732	43,601,253	50,123,454	43,345,510	44,889,732	42,996,124